Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013

Payables for construction in progress	$212	$5,212
Social insurance and benefits payables	3,795	4,030
Rental payable	2,129	3,311
Government subsidies	995	2,180
Payables to suppliers	1,167	1,844
Deposit received for potential sale of property, plant and equipment (1)	—	1,658
Accrued professional fees	1,038	876
Accrued wages	852	820
Accrued facility fee	211	214
Warranty provision	83	179
Customer deposits for minimum purchase	161	165
Accrued testing fee	42	142
Accrued interest expense	—	115
Tax payables	452	104
Accrued royalty and license fee	287	57
Commission payable	110	39
Others	250	356

	$11,784	$21,302

(1)	The amount as of December 31, 2013 represents a deposit received from Guanghuan Xinwang Limited (“Guanghuan”) for a potential sale of one floor of the Group’s office building in Beijing, which was undergoing the negotiation process and subject to Board’s approval.